Related parties - Additional information (Details) € / shares in Units, $ / shares in Units, € in Thousands					1 Months Ended		12 Months Ended
	Jan. 31, 2022 EUR (€) shares	Jan. 31, 2022 USD ($) $ / shares shares	Dec. 18, 2020 EquityInstruments	Dec. 01, 2020 EquityInstruments	Jul. 31, 2020 EUR (€) € / shares shares	Jul. 31, 2020 $ / shares	Dec. 31, 2022 EUR (€) USD ($) € / shares shares	Dec. 31, 2021 EUR (€) Options	Dec. 31, 2020 EUR (€) shares	Dec. 31, 2022 $ / shares	Jan. 31, 2022 € / shares shares	Dec. 31, 2019 EUR (€)
Related parties
Share-based payments							€ (1,461)	€ 5,471	€ 3,486
Number of common shares issued (in shares) | shares	4,479,088	4,479,088
Share price | (per share)		$ 3.73									€ 3.35
Number of securities called by warrants | shares		1,343,727					1				1,343,727
Exercise price of warrants | $ / shares		$ 7.72								$ 7.72
Warrant Fair Value, Per Share | € / shares							€ 0.19				€ 2.11
Decrease in fair value of warrant liabilities							€ (2,574)
Payables due to holders of vested options												€ 2,769
Share Based Payment Reversal							3,104
Receivables of related to the exercise of options							321
Provision for Doubtful accounts							58	€ 0
Net offering proceeds, after deducting underwriting discounts, commissions and transaction costs	€ 15,000						22,000
Value of other equity instruments granted under share based payment arrangement	€ 2,800	$ 3,200,000
Revenues recognized in profit and loss							1,815
Provisions							100
Follow-on Equity Offering
Related parties
Total number of shares issued and sold in follow-on public offering | shares					3,500,000
COVID Testing Supplies Purchases
Related parties
Payments for services									699
2019 Plan | RSUs
Related parties
RSUs granted			300,000					167,326
Supervisory board members
Related parties
Share-based payments							1,446	€ 2,564	2,172
Supervisory board members | Supervisory board activities
Related parties
Payments for services							216	688	603
Key management personnel
Related parties
Accrued for key management compensation									1,231			€ 769
Receivables of related to the exercise of options							0	€ 0
Key management personnel | Equity share option 2017 (Equity settled)
Related parties
Pension commitments for members of the management board							€ 0
Key management personnel | 2019 Plan | RSUs
Related parties
RSUs granted | $							908,953
Former CEO And Major Shareholder [Member] | Services
Related parties
Payments for services									11
Payable for services									€ 12
Former Chief Executive Officer
Related parties
Additional share-based expenses							€ 776
Severance payout							€ 565
Former Chief Executive Officer | 2019 Plan | RSUs
Related parties
RSUs granted | EquityInstruments				324,000
Common shares
Related parties
Issued shares | shares							4,998,000		2,000,000
Common shares | Follow-on Equity Offering
Related parties
Number of shares offered by existing shareholders | shares					1,500,000
Public offering price (in dollars per share) | (per share)					€ 12.71	$ 14.00
Net offering proceeds, after deducting underwriting discounts, commissions and transaction costs					€ 22,000
The Company | Common shares | Follow-on Equity Offering
Related parties
Issued shares | shares					2,000,000